UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lindsell Train Limited

Address:   5th Floor, 2 Queen Anne's Gate Buildings,
           Dartmouth Street, London SW1H 9BP


Form 13F File Number: 028-13815


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lim
Title:  Chief Operating Officer
Phone:  00 44 20 7227 8233

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lim                    London, England                    5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      185,618
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
BROWN FORMAN CORP           CL A           115637100   13,796   219,679 SH       SOLE                  219,679      0
DR PEPPER SNAPPLE GROUP INC COM            26138E109   45,412 1,291,226 SH       SOLE                1,291,226      0
DUN & BRADSTREET CORP       COM            26483E100      381     5,125 SH       SOLE                    5,125      0
EBAY INC                    COM            278642103   30,559 1,133,163 SH       SOLE                1,133,163      0
HERSHEY CO                  COM            427866108    2,429    56,750 SH       SOLE                   56,750      0
INTUIT INC                  COM            461202103   19,960   581,583 SH       SOLE                  581,583      0
KRAFT FOODS INC             CL A           50075N104   58,445 1,932,716 SH       SOLE                1,932,716      0
DISNEY WALT CO              COM DISNEY     254687106   13,901   398,209 SH       SOLE                  398,209      0
WORLD WRESTLING ENTMT INC   CL A           98156Q108      735    42,500 SH       SOLE                   42,500      0


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